Schedule of Operation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net revenues
Total revenues	¥ 1,348,652	¥ 1,638,986
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	1,282,869	1,574,285
Net loss	(25,568)	(54,872)
Subsidiaries [Member]
Net revenues
Total revenues	1,118,129	1,381,944
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(1,146,934)	(1,412,785)
Net loss	(30,244)	(35,394)
Subsidiaries [Member] | External Parties [Member]
Net revenues
Total revenues	1,113,412	1,377,227
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(1,127,327)	(1,412,042)
Subsidiaries [Member] | Intra Group Companies [Member]
Net revenues
Total revenues	4,717	4,717
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (19,607)	¥ (743)